UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	7/31/2009

Item 1.	Schedule of Investments

Dryden Total Return Bond Fund, Inc.

Schedule of Investments

as of July 31, 2009 (Unaudited)

Moody’s Rating†	Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 97.2%
ASSET BACKED SECURITIES 4.2%

		Alfa Diversified Payment Rights Finance Co. SA (Luxembourg),
		Ser. 1A, Class A, 144A
Ba1	$340	2.229%, 3/15/11(g)	$288,575
		Bank of America Credit Card Trust,
		Ser. 2006-C5, Class C5,
Baa1	1,475	0.688%, 1/15/16(g)	1,127,299
		Ser. 2007-A3, Class A3,
Aaa	1,000	0.308%, 11/15/16(g)	907,782
		Ser. 2008-A5, Class A5,
Aaa	1,100	1.488%, 12/15/13(g)	1,092,289
		Brazos Student Finance Corp.,
		Ser. 1998-A, Class A2,
Aaa	95	1.110%, 6/1/23(g)	91,247
		Chase Issuance Trust,
		Ser. 2005-A11, Class A,
Aaa	1,000	0.358%, 12/15/14(g)	968,611
		Ser. 2007-A10, Class A10,
Aaa	1,600	0.328%, 6/15/14(g)	1,556,393
		Ser. 2008-A13, Class A13,
Aaa	1,000	2.129%, 9/15/15(g)	1,007,975
		Citibank Credit Card Issuance Trust,
		Ser. 2003-C4, Class C4,
Baa2	1,630	5.000%, 6/10/15	1,467,647
		Ser. 2005-C3, Class C3,
Baa2	1,140	0.698%, 7/15/14(g)	987,707
		Ser. 2006-A1, Class A1,
Aaa	500	1.026%, 2/7/15(g)	478,907
		Ser. 2007-A7, Class A7,
Aaa	4,200	0.639%, 8/20/14(g)	4,102,525
		Ford Credit Auto Owner Trust,
		Ser. 2006-B, Class C,
A1	545	5.680%, 6/15/12	534,314
		MBNA Credit Card Master Note Trust,
		Ser. 1999-J, Class C, 144A
Baa1	1,400	7.850%, 2/15/12	1,402,305
		Ser. 2002-C3, Class C3,
Baa1	800	1.638%, 10/15/14(g)	698,968
		Ser. 2004-C2, Class C2,
Baa1	1,000	1.188%, 11/15/16(g)	752,561
		Ser. 2006-C1, Class C1,
Baa1	1,000	0.708%, 7/15/15(g)	813,582
		Small Business Administration Participation Certificates,
		Ser. 2000-P10B, Class 1,
NR	27	7.449%, 8/10/10	28,105
		Ser. 2001-20A, Class 1,
NR	415	6.290%, 1/1/21	444,377
		Ser. 2001-P10B, Class 1,

NR	243	6.344%, 8/10/11	254,185
		Ser. 2003-20I, Class 1,
NR	174	5.130%, 9/1/23	183,007

		Total asset backed securities	19,188,361

BANK LOANS(f) 2.5%

Cable 0.3%
		Discovery Communications, Inc., Term C,
Baa3	463	5.250%, 5/14/14(g)	468,047
		Insight Midwest Holding LLC,
B1	844	1.810%, 10/6/13(g)	789,286

			1,257,333

Electric 0.5%
		NRG Energy, Inc.,
Baa3	498	1.120%, 2/1/13(g)	471,696
Baa3	929	2.188%, 2/1/13(g)	879,987
		Texas Competitive Electric Holdings Co. LLC,
B1	983	3.802%, 10/10/14(g)	756,935

			2,108,618

Health Care & Pharmaceutical 1.1%
		HCA, Inc.,
Ba3	419	2.848%, 11/18/13(g)	393,320
		Health Management Associates,
B1	546	2.348%, 2/28/14(g)	505,457
		Inverness Medical Innovations,
Ba3	1,176	2.420%, 6/26/14(g)	1,123,080
		PTS ACQ Corp.,
Ba3	1,666	2.535%, 4/10/14(g)	1,416,101
		Royalty Pharma Finance Trust,
Baa3	1,000	7.750%, 5/15/15	910,000
		Sun Healthcare Group,
Ba2	193	2.598%, 4/11/14(g)	172,103
Ba2	922	2.677%, 4/11/14(g)	821,613

			5,341,674

Paper 0.1%
		Domtar Corp.,
Baa3	608	1.671%, 3/5/14(g)	578,360

Technology 0.5%
		First Data Corp.,
B1	393	3.035%, 9/24/14(g)	331,226
B1	590	3.035%, 9/24/14(g)	495,180
		Flextronics International Ltd.,
Ba1	1,068	2.709%, 10/1/14(g)	922,889
Ba1	307	2.759%, 10/1/14(g)	265,198
		Sensata Technologies,
B3	240	2.246%, 4/27/13(g)	199,809

			2,214,302

		Total bank loans	11,500,287

COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%

		American Home Mortgage Investment Trust,
		Ser. 2004-4, Class 4A,
Aaa	280	4.390%, 2/25/45(g)	220,965
		Banc of America Funding Corp.,
		Ser. 2005-D, Class A1,
AAA(e)	390	3.678%, 5/25/35(g)	352,467
		Banc of America Mortgage Securities, Inc.,
		Ser. 2004-2, Class 5A1,
Aaa	28	6.500%, 10/25/31	27,229
		Bear Stearns Adjustable Rate Mortgage Trust,
		Ser. 2002-11, Class 1A1,
Aaa	101	5.614%, 2/25/33(g)	98,106
		Bear Stearns Alt-A Trust,
		Ser. 2005-4, Class 23A1,
Ba1	587	5.360%, 5/25/35(g)	401,811
		Ser. 2005-4, Class 23A2,
Aaa	196	5.360%, 5/25/35(g)	139,018
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Ser. 2005-HYB9, Class 3A2A,
Baa3	184	5.250%, 2/20/36	121,075
		Countrywide Home Loan Trust,
		Ser. 2004-18CB, Class 3A1,
A1	439	5.250%, 9/25/19	416,313
		Fannie Mae,
		Ser. 2000-32, Class FM,
NR	7	0.739%, 10/18/30(g)	7,040
		Ser. 2001-29, Class Z,
NR	315	6.500%, 7/25/31	335,059
		FHLMC Structured Pass-Through Securities,
		Ser. T-61, Class 1A1,
NR	552	2.740%, 7/25/44(g)	543,357
		Ser. T-63, Class 1A1,
NR	54	2.540%, 2/25/45(g)	50,787
		Freddie Mac,
		Ser. 1628, Class LZ,
NR	187	6.500%, 12/15/23	199,142
		Ser. 1935, Class JZ,
NR	488	7.000%, 2/15/27	512,106
		Ser. 2241, Class PH,
NR	248	7.500%, 7/15/30	269,455
		Government National Mortgage Association,
		Ser. 2000-26, Class DF,
NR	3	0.689%, 9/20/30(g)	3,112
		Ser. 2000-30, Class FB,
NR	3	0.738%, 10/16/30(g)	2,768
		Indymac ARM Trust,
		Ser. 2001-H2, Class A1,
Aaa	4	4.446%, 1/25/32(g)	2,924
		MASTR Alternative Loans Trust,
		Ser. 2003-7, Class 1A2,
AAA(e)	390	5.500%, 9/25/33	380,999
		Ser. 2004-4, Class 4A1,
Aaa	388	5.000%, 4/25/19	364,160
		Prime Mortgage Trust,
		Ser. 2004-CL1, Class 2A2,

AAA(e)	27	0.685%, 2/25/19(g)	26,019
		Ser. 2004-CL1, Class 1A2,
AAA(e)	140	0.685%, 2/25/34(g)	113,264
		Regal Trust IV,
		Ser. 1999-1, Class A, 144A
NR	660	3.127%, 9/28/31(g)	593,160
		Residential Funding Mortgage Securities I,
		Ser. 2003-S9, Class A1,
Aaa	57	6.500%, 3/25/32	57,396
		Structured Adjustable Rate Mortgage Loan Trust,
		Ser. 2004-1, Class 4A3,
A1	692	4.364%, 2/25/34(g)	556,646
		Structured Asset Mortgage Investments, Inc.,
		Ser. 2002-AR3, Class A1,
Aa2	93	0.949%, 9/19/32(g)	67,912
		Structured Asset Securities Corp.,
		Ser, 2002-14A, Class 2A1,
Aaa	8	3.715%, 7/25/32(g)	6,557
		Ser. 2002-1A, Class 4A,
Aaa	20	4.687%, 2/25/32(g)	17,501
		Thornburg Mortgage Securities Trust,
		Ser. 2006-6, Class A1,
A3	261	0.395%, 11/25/46(g)	235,398
		WaMu Mortgage Pass-Through Certificates,
		Ser. 2003-R1, Class A1,
Aaa	789	0.825%, 12/25/27(g)	584,445
		Ser. 2005-AR13, Class A1A1
Aa2	129	0.575%, 10/25/45(g)	73,922
		Washington Mutual MSC Mortgage Pass-Through Certficates,
		Ser. 2003-AR1, Class 2A,
Aaa	6	4.807%, 2/25/33(g)	5,593
		Wells Fargo Mortgage Backed Securities Trust,
		Ser. 2006-AR2, Class 2A1,
AAA(e)	657	4.950%, 3/25/36(g)	521,270

		Total collateralized mortgage obligations	7,306,976

COMMERCIAL MORTGAGE BACKED SECURITIES 15.5%

		Banc of America Commercial Mortgage, Inc.,
		Ser. 2005-1, Class ASB,
NR	1,167	5.120%, 11/10/42(g)	1,192,926
		Ser. 2007-1, Class A2,
Aaa	2,000	5.381%, 1/15/49	1,999,701
		Ser. 2007-4, Class A3,
AAA(e)	2,700	6.002%, 2/10/51(g)	2,569,517
		Bear Stearns Commercial Mortgage Securities,
		Ser. 2001-TOP4, Class E, 144A
A3	650	6.470%, 11/15/33(g)	461,716
		Ser. 2005-T18, Class AAB,
Aaa	600	4.823%, 2/13/42(g)	588,260
		Ser. 2005-T20, Class AAB,
Aaa	800	5.134%, 10/12/42(g)	796,175
		Citigroup Commercial Mortgage Trust,
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.378%, 10/15/49	2,014,251
		Ser. 2008-C7, Class A2A,
Aaa	1,390	6.034%, 12/10/49	1,301,098

		Citigroup/Deutsche Bank Commercial Mortgage Trust,
		Ser. 2007-CD4, Class A3,
Aaa	1,300	5.293%, 12/11/49	1,211,863
		Commercial Mortgage Acceptance Corp.,
		Ser. 1998-C2, Class F, 144A,
A-(e)	4,300	5.440%, 9/15/30(g)	3,562,626
		Commercial Mortgage Loan Trust,
		Ser. 2008-LS1 Class A2,
Aaa	1,500	6.220%, 12/10/49	1,507,166
		Commercial Mortgage Pass Through Certificates,
		Ser. 2006-C7, Class A3
AAA(e)	1,500	5.899%, 6/10/46	1,413,740
		Credit Suisse Mortgage Capital Certificates,
		Ser. 2006-C1, Class A4
AAA(e)	1,915	5.551%, 2/15/39(g)	1,838,675
		Ser. 2006-C5, Class A2,
Aaa	2,000	5.246%, 12/15/39	2,004,975
		CS First Boston Mortgage Securities Corp.,
		Ser. 2005-C5, Class A3,
AAA(e)	400	5.100%, 8/15/38(g)	389,983
		Ser. 2005-C5, Class A4,
AAA(e)	1,400	5.100%, 8/15/38(g)	1,350,935
		CW Capital Cobalt Ltd.,
		Ser. 2007-C3, Class A3,
AAA(e)	1,783	5.820%, 5/15/46(g)	1,635,741
		GE Capital Commercial Mortgage Corp.,
		Ser. 2006-C1, Class A4,
AAA(e)	1,500	5.515%, 3/10/44(g)	1,428,381
		Greenwich Capital Commercial Funding Corp.,
		Ser. 2005-GG5, Class A5,
Aaa	1,400	5.224%, 4/10/37(g)	1,317,425
		Ser. 2007-GG9, Class A2,
Aaa	2,380	5.381%, 3/10/39	2,379,873
		GS Mortgage Securities Corp. II,
		Ser. 2006-GG6, Class AAB,
AAA(e)	715	5.587%, 4/10/38(g)	701,304
		Ser. 2007-GG10, Class A2,
Aaa	2,000	5.778%, 8/10/45(g)	2,006,614
		JPMorgan Chase Commercial Mortgage Securities,
		Ser. 2003-CB6, Class A2,
Aaa	1,500	5.255%, 7/12/37(g)	1,495,724
		Ser. 2003-ML1A, Class A2,
Aaa	1,740	4.767%, 3/12/39	1,734,507
		Ser. 2005-CB12, Class A3A1,
Aaa	730	4.824%, 9/12/37	705,495
		Ser. 2005-CB13, Class A4,
Aaa	1,880	5.280%, 1/12/43(g)	1,793,218
		Ser. 2005-LDP4, Class A4,
Aaa	870	4.918%, 10/15/42(g)	823,409
		Ser. 2005-LDP2, Class ASB,
Aaa	1,800	4.659%, 7/15/42	1,786,149
		Ser. 2006-CB14, Class A4
Aaa	1,000	5.481%, 12/12/44(g)	866,091
		Ser. 2007-CB18, Class A3
Aaa	759	5.447%, 6/12/47	675,386
		Ser. 2007-LD11, Class A2
Aaa	300	5.783%, 6/15/49(g)	300,460

		LB-UBS Commercial Mortgage Trust,
		Ser. 2002-C2, Class C,
Aaa	600	5.696%, 7/15/35	586,662
		Ser. 2003-C8, Class A3,
Aaa	1,295	4.830%, 11/15/27	1,309,718
		Ser. 2004-C8, Class A6,
Aaa	1,100	4.799%, 12/15/29(g)	907,847
		Ser. 2007-C1, Class A2,
AAA(e)	1,500	5.318%, 2/15/40	1,505,594
		Merrill Lynch Mortgage Trust,
		Ser. 2004-KEY2, Class A3,
Aaa	1,500	4.615%, 8/12/39	1,381,015
		Merrill Lynch/Countrywide Commercial Mortgage Trust,
		Ser. 2006-2, Class A4,
Aaa	815	6.104%, 6/12/46(g)	782,223
		Ser. 2007-8, Class A2,
AAA(e)	1,200	5.920%, 8/12/49(g)	1,174,551
		Ser. 2007-9, Class A2,
AAA(e)	1,940	5.590%, 9/12/49	1,910,952
		Morgan Stanley Capital, Inc.,
		Ser. 2005-IQ9, Class A4,
AAA(e)	1,410	4.660%, 7/15/56	1,371,345
		Ser. 2006-IQ12, Class ANM,
AAA(e)	2,000	5.310%, 12/15/43	1,812,640
		Ser. 2006-T21, Class A4,
Aaa	200	5.162%, 10/12/52(g)	191,281
		Ser. 2006-T23, Class A4
NR	2,600	5.810%, 8/12/41(g)	2,442,567
		Wachovia Bank Commercial Mortgage Trust,
		Ser. 2003-C9, Class A3,
AAA(e)	1,082	4.608%, 12/15/35	1,089,301
		Ser. 2005-C22, Class A3
Aaa	1,970	5.285%, 12/15/44(g)	1,922,438
		Ser. 2006-C25, Class A4
Aaa	2,500	5.740%, 5/15/43(g)	2,345,300
		Ser. 2006-C27, Class A2
Aaa	2,000	5.624%, 7/15/45	2,004,289
		Ser. 2007-C33, Class A2,
Aaa	2,000	5.857%, 2/15/51(g)	2,014,071
		Ser. 2007-C34, Class A2
Aaa	1,400	5.569%, 5/15/46	1,394,579

		Total commercial mortgage backed securities	69,999,757

CORPORATE BONDS 39.1%

Aerospace/Defense 0.6%
		BAE Systems Holdings, Inc.,
		Gtd. Notes, 144A
Baa2	500	6.375%, 6/1/19	538,719
		Boeing Co. (The),
		Sr. Unsec’d. Notes,
A2	950	4.875%, 2/15/20	959,711
		L-3 Communications Corp.,
		Gtd. Notes,
Ba3	500	7.625%, 6/15/12	505,625
		Northrop Grumman Corp.,
		Sr. Unsec’d. Notes,
Baa2	550	3.700%, 8/1/14	553,477

			2,557,532

Airlines 0.9%
		American Airline, Inc., Pass-Thru Certs.,
		Ser. 01-1,
B1	1,150	6.817%, 5/23/11	937,250
		Continental Airlines, Inc., Pass-Thru Certs.,
		Ser. 00-2,
Baa2	1,800	7.487%, 10/2/10(b)	1,709,999
		Ser. 01-1,
Baa2	6	6.703%, 6/15/21	4,686
Ba1	447	7.373%, 12/15/15	313,144
		Ser. A,
Baa1	500	5.983%, 4/19/22	420,000
		Delta Air Lines, Inc., Pass-Thru Certs.,
		Ser. 071A,
Baa1	635	6.821%, 8/10/22	521,734
		United Airlines, Inc., Pass-Thru Certs.,
		Ser. 2007-1,
Ba1	410	6.636%, 7/2/22	307,210
		Ser. A-4,
NR	122	9.210%, 1/21/17	30,419

			4,244,442

Banking 5.6%
		American Express Co.,
		Sr. Unsec’d. Notes,
A3	1,055	8.125%, 5/20/19	1,165,658
		Banco BMG SA (Brazil),
		Sr. Unsec.’d. Notes, 144A
Ba2	592	8.750%, 7/1/10	601,281
		Bank of America Corp.,
		Jr. Sub. Notes,
B3	1,500	8.000%, 12/29/49(b)(g)	1,282,935
		Sr. Unsec.’d. Notes,
A2	430	5.650%, 5/1/18	410,139
		Bank of America NA,
		Sub. Notes,
A1	250	5.300%, 3/15/17	227,682
		Barclays Bank PLC (United Kingdom)
		Sr. Unsec’d. Notes,
Aa3	700	6.750%, 5/22/19(b)	759,975
		Bear Stearns Cos. LLC (The),
		Sub. Unsec’d. Notes,
Aa3	600	7.250%, 2/1/18	672,616
		Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan),
		Jr. Sub. Notes, 144A,
A2	650	5.506%, 12/29/49(g)	533,813
		Citigroup, Inc.,
		Sr. Unsec’d. Notes,
A3	750	6.125%, 11/21/17	689,714
A3	1,550	8.125%, 7/15/39	1,561,301
		Unsec’d. Notes,
A3	500	8.500%, 5/22/19	532,356
		Countrywide Financial Corp.,
		Gtd. Notes, MTN,

A2	1,715	5.800%, 6/7/12	1,760,234
		Depfa ACS Bank (Ireland), 144A,
Aa2	1,395	5.125%, 3/16/37	882,445
		Goldman Sachs Group, Inc. (The),
		Sr. Notes,
A1	700	7.500%, 2/15/19(b)	819,808
		Sub. Notes,
A2	185	6.750%, 10/1/37(b)	186,612
		Sr. Unsec’d. Notes,
A1	575	6.150%, 4/1/18	614,425
		Sr. Unsec’d. Notes,
A1	975	5.950%, 1/18/18	1,027,286
		HSBC Holdings PLC (United Kingdom),
		Sub. Notes,
A1	445	6.500%, 5/2/36	422,955
A1	495	6.500%, 9/15/37(b)	466,438
A1	360	6.800%, 6/1/38	352,390
		HSBK Europe BV (Netherlands),
		Gtd. Notes, 144A,
		(Original cost $976,805; purchased 4/25/07)
Ba2	985	7.250%, 5/3/17(h)	652,563
		ICICI Bank Ltd. (India), 144A,
		Jr. Sub. Notes,
Baa2	900	7.250%, 12/31/49(g)	663,605
Baa2	600	5.750%, 11/16/10	604,286
		JPMorgan Chase & Co.,
		Jr. Sub. Notes,
A2	835	7.900%, 4/29/49(b)(g)	793,676
		Sr. Unsec’d. Notes
Aa3	1,080	6.300%, 4/23/19(b)	1,173,289
		Krung Thai Bank PCL (Thailand),
		Sub. Notes,
Baa3	700	7.378%, 10/29/49	594,821
		Lloyds Banking Group PLC (United Kingdom),
		Jr. Sub. Notes, 144A,
		(Original cost $100,000; purchased 1/26/09)
B3	100	5.920%, 9/29/49(g)(h)	38,000
		Merrill Lynch & Co., Inc.,
		Notes, MTN,
A2	750	6.875%, 4/25/18	755,999
		Sub Notes,
A3	510	6.110%, 1/29/37	426,684
		Morgan Stanley,
		Sr. Unsec’d. Notes,
A2	740	7.300%, 5/13/19(b)	833,580
		Sr. Unsec’d. Notes, EMTN,
A2	1,635	5.450%, 1/9/17	1,629,669
		Northern Rock PLC (United Kingdom),
		Sub Notes, 144A,
Ca	400	6.594%, 6/29/49(g)	52,000
		Sumitomo Mitsui Banking Corp. (Japan),
		Sub. Notes, 144A,
Aa3	1,600	5.625%, 7/29/49(g)	1,461,712
		Wachovia Bank, NA,
		Sub. Notes
Aa3	460	6.600%, 1/15/38	464,758

			25,114,705

Brokerage
		Lehman Brothers Holdings, Inc.,
		Sr. Unsec’d. Notes, MTN,
NR	745	6.875%, 5/2/18(j)	132,238

Building Materials & Construction 0.6%
		American Standard, Inc.,
		Gtd. Notes,
BBB+(e)	855	7.625%, 2/15/10(b)	872,689
		KB Home,
		Gtd. Notes
B1	765	6.375%, 8/15/11	765,000
		Lennar Corp.,
		Gtd. Nots, Ser. B,
B3	1,140	5.950%, 10/17/11	1,094,400

			2,732,089

Cable 0.8%
		Comcast Cable Communications Holdings, Inc.,
		Gtd. Notes,
Baa1	475	9.455%, 11/15/22	596,980
		Cox Communications, Inc.,
		Sr. Unsec’d. Notes, 144A,
		(Original cost $597,678; purchased 2/12/09)
Baa3	600	8.375%, 3/1/39(h)	749,729
		Time Warner Cable, Inc.,
		Gtd. Notes,
Baa2	1,050	5.850%, 5/1/17	1,103,098
Baa2	800	6.750%, 6/15/39	865,410
Baa2	255	8.250%, 2/14/14	295,912

			3,611,129

Capital Goods 0.4%
		Erac USA Finance Co.,
		Notes, 144A,
		(Original cost $269,528; purchased 4/24/06 - 8/16/07)
Baa1	270	6.200%, 11/1/16(h)	247,233
		Rockwell Automation, Inc.,
		Sr. Unsec’d. Notes,
A3	1,500	5.200%, 1/15/98	1,051,857
		Waste Management, Inc.,
		Gtd. Notes,
Baa3	650	6.375%, 3/11/15	686,998

			1,986,088

Chemicals 0.7%
		Dow Chemical Co. (The),
		Sr. Unsec’d. Notes,
Baa3	850	8.550%, 5/15/19	932,531
		Sr. Unsec’d. Notes,
Baa3	725	7.600%, 5/15/14	787,799
Baa3	475	9.400%, 5/15/39(b)	570,638
		Union Carbide Corp.,
		Sr. Unsec’d Notes,
Ba2	850	7.500%, 6/1/25	631,888

			2,922,856

Consumer 0.1%
		Realogy Corp.,
		Gtd. Notes, PIK,
Ca	1,121	11.000%, 4/15/14	403,542

Electric 2.4%
		CenterPoint Energy Houston Electric LLC,
		Gen. Ref. Mortgage Bonds, Ser. J2,
Baa2	750	5.700%, 3/15/13	775,634
		Consumers Energy Co.,
		First Mtge., Bonds, Ser. D,
Baa1	250	5.375%, 4/15/13	259,428
		Duke Energy Corp.,
		Sr. Unsec’d. Notes,
Baa2	1,250	6.300%, 2/1/14	1,374,654
		El Paso Electric Co.,
		Sr. Unsec’d. Notes,
Baa2	750	6.000%, 5/15/35	582,674
		Empresa Nacional de Electricidad SA (Chile),
		Unsub. Notes,
Baa3	185	8.350%, 8/1/13	207,097
		Energy East Corp.,
		Sr. Unsec’d Notes,
A3	500	6.750%, 6/15/12	535,423
A3	15	6.750%, 9/15/33	15,419
		Enersis SA (Chile),
		Sr. Unsec’d. Notes,
Baa3	1,000	7.375%, 1/15/14	1,080,798
		Exelon Corp.,
		Sr. Unsec’d Notes,
Baa1	125	4.900%, 6/15/15	124,936
		Exelon Generation Co. LLC,
		Sr. Unsec’d. Notes,
A3	750	6.200%, 10/1/17	794,115
		Korea East-West Power Co. Ltd. (South Korea),
		Sr. Unsub. Notes, 144A,
A2	400	4.875%, 4/21/11	402,883
		Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
		Sr. Unsec’d. Notes, 144A,
A2	1,891	6.250%, 6/17/14(b)	1,970,400
		Mirant Americas Generation LLC,
		Sr. Unsec’d. Notes,
B3	540	8.300%, 5/1/11	548,775
		NiSource Finance Corp.,
		Gtd. Notes,
Baa3	355	5.450%, 9/15/20	316,491
		Oncor Electric Delivery Co.,
		First Mtge.,
Baa1	545	6.800%, 9/1/18	615,780
		Orion Power Holdings, Inc.,
		Sr. Unsec’d. Notes,
Ba3	503	12.000%, 5/1/10	520,605
		Sierra Pacific Power Co.,
		Gen. Ref. Mtge., Bonds, Ser. P,

Baa3	175	6.750%, 7/1/37	189,701
		TransAlta Corp. (Canada),
		Sr. Unsec’d. Notes,
Baa2	725	6.650%, 5/15/18	707,030

			11,021,843

Energy - Integrated 0.4%
		Hess Corp.,
		Sr. Unsec’d. Notes,
Baa2	400	8.125%, 2/15/19(b)	478,694
		TNK-BP Finance SA (Luxembourg),
		Gtd. Notes, 144A,
		(Original cost $1,488,015; purchased 3/13/07)
Baa2	1,500	6.625%, 3/20/17(h)	1,290,000

			1,768,694

Energy - Other 2.0%
		Andarko Petroleum Corp.,
		Sr. Unsec’d. Notes,
Baa3	725	5.750%, 6/15/14	762,186
		Dolphin Energy Ltd. (United Arab Emirates),
		Sr. Sec’d. Notes, 144A,
Aa3	1,450	5.888%, 6/15/19	1,447,825
		EnCana Corp. (Canada),
		Sr. Unsec’d. Notes,
Baa2	940	5.900%, 12/1/17	1,006,122
		GS Caltex Corp. (South Korea),
		Sr. Unsec’d. Notes, 144A,
Baa2	775	7.750%, 7/25/11	798,708
		Halliburton Co.,
		Sr. Unsec’d. Notes,
A2	550	7.450%, 9/15/39	690,546
		Marathon Oil Canada Corp., (Canada),
		Gtd. Notes,
Baa1	470	8.375%, 5/1/12	520,525
		Newfield Exploration Co.,
		Sr. Sub. Notes,
Ba3	250	6.625%, 4/15/16	241,250
		Nexen, Inc. (Canada),
		Sr. Unsec’d. Notes,
Baa3	400	6.400%, 5/15/37	376,867
		Pioneer Natural Resources Co.,
		Sr. Unsec’d Notes,
Ba1	700	6.875%, 5/1/18	630,667
		Valero Energy Corp.,
		Sr. Unsec’d. Notes,
Baa2	500	9.375%, 3/15/19	580,207
		Weatherford International, Inc.,
		Gtd. Notes,
Baa1	360	6.350%, 6/15/17	374,723
		XTO Energy, Inc.,
		Sr. Unsec’d. Notes,
Baa2	1,545	6.250%, 4/15/13	1,673,907

			9,103,533

Foods 1.2%
		Anheuser-Busch InBev Worldwide, Inc.,
		Gtd. Notes, 144A,
Baa2	800	6.875%, 11/15/19(b)	888,716
		Kraft Foods, Inc.,
		Sr. Unsec’d. Notes,
Baa2	1,155	6.125%, 2/1/18	1,260,669
		Tyson Foods, Inc.,
		Gtd. Notes,
Ba3	2,425	7.850%, 4/1/16	2,449,250
		Sr. Unsec’d. Notes,
B2	400	8.250%, 10/1/11	412,721
		Yum! Brands, Inc.,
		Sr. Unsec’d Notes,
Baa3	420	8.875%, 4/15/11	457,085

			5,468,441

Gaming 0.3%
		MGM Mirage, Inc.,
		Sr. Sec’d. Notes, 144A,
		(Original cost $383,877; purchased 5/14/09)
B1	395	10.375%, 5/15/14(h)	423,638
B1	395	11.125%, 11/15/17(b)	434,499
		Peninsula Gaming LLC,
		Sr. Unsec’d. Notes, 144A,
B3	355	10.750%, 8/15/17	344,794
		Sec’d. Notes, 144A,
Ba2	355	8.375%, 8/15/15	355,000

			1,557,931

Health Care & Pharmaceutical 2.8%
		Alliance Imaging, Inc.,
		Sr. Sub. Notes,
B3	400	7.250%, 12/15/12	388,000
		AmerisourceBergen Corp.,
		Gtd. Notes,
Baa3	2,600	5.875%, 9/15/15	2,531,016
		Amgen, Inc.,
		Sr. Unsec’d. Notes,
A3	500	6.400%, 2/1/39	567,693
		Cardinal Health, Inc.,
		Sr. Unsec’d. Notes,
Baa3	105	5.800%, 10/15/16	103,458
		CareFusion Corp.,
		Sr. Notes, 144A,
Baa3	450	6.375%, 8/1/19	474,620
		Express Scripts, Inc.,
		Sr. Unsec’d. Notes,
Baa3	1,000	6.250%, 6/15/14	1,091,051
		GlaxoSmithKline Capital, Inc.,
		Gtd. Notes,
A1	1,500	5.650%, 5/15/18(a)	1,628,371
		HCA, Inc.,
		Sr. Unsec’d. Notes, MTN,
Caa1	1,200	8.700%, 2/10/10	1,208,773

		Hospira, Inc.,
		Sr. Unsec’d. Notes,
Baa3	1,400	5.550%, 3/30/12	1,457,768
		McKesson Corp.,
		Unsec’d. Notes,
Baa3	1,000	6.500%, 2/15/14	1,082,788
		Pfizer, Inc.,
		Sr. Unsec’d. Notes
Aa2	580	7.200%, 3/15/39	728,301
		Schering-Plough Corp.,
		Sr. Unsec’d. Notes,
Baa1	1,185	5.550%, 12/1/13	1,286,101
		Wyeth,
		Sr. Unsec’d. Notes,
A3	185	6.450%, 2/1/24	206,328

			12,754,268

Health Care Insurance 1.0%
		Aetna, Inc.,
		Sr. Unsec’d. Notes,
A3	725	6.750%, 12/15/37	700,001
		Cigna Corp.,
		Sr. Unsec’d. Notes,
Baa2	965	5.375%, 3/15/17	850,243
		Coventry Health Care, Inc.,
		Sr. Unsec’d. Notes,
Ba1	2,100	6.125%, 1/15/15(b)	1,852,460
		United Health Group, Inc.,
		Sr. Unsec’d. Notes,
Baa1	1,000	6.000%, 6/15/17	1,015,175

			4,417,879

Insurance 1.5%
		Ace INA Holdings, Inc.,
		Gtd. Notes,
A3	300	5.700%, 2/15/17	311,959
		Allied World Assurance Co. Holdings Ltd. (Bermuda),
		Sr. Unsec’d. Notes,
Baa1	890	7.500%, 8/1/16	783,165
		American International Group, Inc.,
		Sr. Unsec’d. Notes,
A3	625	4.250%, 5/15/13	352,051
A3	200	5.050%, 10/1/15	103,018
		Sr. Unsec’d. Notes, MTN,
A3	1,300	5.850%, 1/16/18	684,108
		Axis Capital Holdings Ltd. (Bermuda),
		Sr. Unsec’d Notes,
Baa1	2,350	5.750%, 12/1/14	2,210,240
		Lincoln National Corp.
		Sr. Unsec’d. Notes,
Baa2	800	8.750%, 7/1/19	880,702
		Metlife, Inc.,
		Sr. Unsec’d. Notes,
A2	750	7.717%, 2/15/19(b)	848,225
		Travelers Cos., Inc. (The),
		Sr. Unsec.’d Notes, MTN,
A2	570	6.250%, 6/15/37	608,791
		XL Capital Ltd. (Cayman Islands),
		Jr. Sub. Notes, Ser. E,
Ba1	260	6.500%, 12/31/49(g)	154,700
		Sr. Unsec’d. Notes,

Baa2	25	5.250%, 9/15/14	22,513

			6,959,472

Lodging 0.2%
		Felcor Lodging LP,
		Sr. Sec’d. Notes,
B2	500	3.135%, 12/1/11(b)(g)	406,250
		Starwood Hotels & Resorts Worldwide, Inc.,
		Sr. Unsec’d. Notes,
Ba1	380	6.250%, 2/15/13	362,900

			769,150

Media & Entertainment 1.9%
		British Sky Broadcasting Group PLC, (United Kingdom),
		Gtd. Notes, 144A,
Baa1	90	6.100%, 2/15/18	91,788
		CBS Corp.,
		Gtd. Notes,
Baa3	1,700	8.200%, 5/15/14(b)	1,805,353
		Historic TW, Inc.,
		Gtd. Notes,
Baa2	483	6.625%, 5/15/29	480,672
		News America, Inc.,
		Gtd. Notes,
Baa1	500	5.300%, 12/15/14	519,656
Baa1	550	7.625%, 11/30/28	570,403
		R.R. Donnelley & Sons Co.,
		Sr. Unsec’d. Notes,
Baa3	2,400	4.950%, 4/1/14	2,188,455
		Time Warner Cos., Inc.,
		Gtd. Notes,
Baa2	720	6.950%, 1/15/28	741,326
		Viacom, Inc.,
		Sr. Unsec’d. Notes,
Baa3	700	5.750%, 4/30/11	731,332
Baa3	460	6.750%, 10/5/37	467,654
Baa3	230	6.875%, 4/30/36	241,804
		Vivendi (France),
		Notes, 144A,
Baa2	750	5.750%, 4/4/13	753,393

			8,591,836

Metals 1.2%
		ArcelorMittal SA (Luxembourg),
		Sr. Unsec’d. Notes,
Baa3	550	6.125%, 6/1/18(b)	531,216
		Freeport-McMoRan Copper & Gold, Inc.,
		Sr. Unsec’d. Notes,
Ba2	795	8.375%, 4/1/17	842,700
		Rio Tinto Finance USA Ltd. (Australia),
		Gtd. Notes,
Baa1	990	9.000%, 5/1/19	1,164,716
		Teck Resources Ltd. (Canada),
		Sr. Sec’d. Notes, 144A,
Ba2	500	9.750%, 5/15/14	556,250
Ba2	175	10.250%, 5/15/16	198,188
Ba2	600	10.750%, 5/15/19	698,250
		United States Steel Corp.,
		Sr. Unsec’d. Notes,
Ba3	700	7.000%, 2/1/18	669,444
		Xstrata Finance Canada Ltd. (Canada),
		Gtd. Notes, 144A,
Baa2	900	5.500%, 11/16/11	880,385

			5,541,149

Non-Captive Finance 2.6%
		Block Financial LLC,
		Gtd. Notes,
Baa1	2,125	7.875%, 1/15/13	2,253,860
		Bosphorus Financial Service Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, MTN,
Baa2	684	2.683%, 2/15/12(g)	597,802
		Calabash Re Ltd. (Cayman Islands),
		Notes, Ser. A1, 144A,
BB(e)	600	9.024%, 1/8/10(g)	569,160
		Capital One Financial Corp.,
		Sub. Notes,
Baa2	150	6.150%, 9/1/16	134,088
		General Electric Capital Australia Funding Pty. Ltd. (Australia),
		Gtd. Notes, MTN,
Aa2	1,090	6.000%, 4/15/15	788,584
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN,
Aa2	700	0.534%, 10/26/09(g)	699,997
		Sr. Unsec’d. Notes, MTN, Ser. A
Aa2	2,300	0.638%, 10/6/10(g)	2,270,063
		HSBC Finance Capital Trust IX,
		Gtd. Notes,
Baa1	900	5.911%, 11/30/35(g)	495,000
		Nelnet, Inc.,
		Sub. Notes,
Ba2	1,750	7.400%, 9/29/36(g)	989,070
		Preferred Term Securities X Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
A2	903	1.324%, 7/3/33(g)	343,017
		SLM Corp.,
		Sr. Unsec’d Notes, MTN,
Ba1	2,280	8.450%, 6/15/18	1,824,000
		Sr. Unsec’d. Notes, MTN,
Ba1	1,450	5.050%, 11/14/14(b)	1,004,618

			11,969,259

Non-Corporate 1.7%
		Hungary Government Bond (Hungary),
		Bonds, Ser. 15/A,
Baa1	226,630	8.000%, 2/12/15	1,178,170
		Jamaica Government Bond (Jamaica),
		Sr. Unsub. Notes,
B2	255	11.000%, 7/27/12	370,719
		Mexico Government International Bond (Mexico),
		Sr. Unsec’d. Notes,
Baa1	582	7.500%, 1/14/12	642,383
		Sr. Unsec’d. Notes, MTN,
Baa1	1,000	8.000%, 9/24/22	1,173,749
		Panama Government International Bond (Panama),
		Unsub. Notes,
Ba1	310	9.375%, 7/23/12	354,950
		Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
Ba1	457	Zero Coupon, 5/31/18	329,078
		Poland Government Bond (Poland),
		Bonds, Ser. 1015,
A2	3,110	6.250%, 10/24/15(b)	1,102,626

		Poland Government International Bond (Poland),
		Sr. Unsec’d. Notes,
A2	550	6.375%, 7/15/19	569,690
		Russian Government International Bond (Russia),
		Unsub. Notes, 144A,
Baa1	287	8.250%, 3/31/10	293,345
		South Africa Government International Bond (South Africa),
		Sr. Unsec’d. Notes,
A3	600	7.375%, 4/25/12	657,000
		Ukraine Government International Bond (Ukraine),
		Bonds,
B2	490	6.385%, 6/26/12	403,760
		Sr. Unsec’d. Notes, 144A,
B2	400	5.151%, 8/5/09(g)	398,689
		Uruguay Government International Bond (Uruguay),
		Unsub. Notes,
Ba3	160	7.250%, 2/15/11	168,000

			7,642,159

Non-Corporate Foreign Agency 2.0%
		China Development Bank Corp. (China),
		Sr. Unsec’d. Notes,
A1	100	5.000%, 10/15/15	107,081
		DP World Ltd. (United Arab Emirates),
		Sr. Unsec’d. Notes, 144A,
A1	540	6.850%, 7/2/37	359,656
		Sr. Unsec’d. Notes, MTN
A1	2,340	6.850%, 7/2/37	1,538,784
		Export-Import Bank of China, (China),
		Unsec’d Notes, 144A,
A1	100	4.875%, 7/21/15	106,183
		Gaz Capital SA (Luxembourg),
		Notes, 144A,
		(Original cost $1,055,000; purchased 7/22/09)
Baa1	1,055	8.125%, 7/31/14(h)	1,065,550
		Gazprom International SA (Luxembourg),
		Gtd. Notes, 144A,
BBB+(e)	451	7.201%, 2/1/20	445,000
		Gazstream SA for Gazprom OAO
		(Lexembourg), Gtd. Notes,
Baa1	226	5.625%, 7/22/13	222,891
		National Power Corp. (Philippines),
		Gtd. Notes, 144A,
BB-(e)	1,390	4.911%, 8/23/11(g)	1,403,900
		Pemex Project Funding Master Trust,
		Gtd. Notes, 144A,
Baa1	780	2.309%, 10/15/09(g)	781,950
Baa1	100	6.625%, 6/15/35	94,422
		Petroleum Export Ltd. (Cayman Islands),
		Sr. Sec’d. Notes, 144A,
Baa1	53	5.265%, 6/15/11	50,791
		Petronas Capital Ltd. (Malaysia),
		Gtd. Notes, 144A,
A1	1,530	7.000%, 5/22/12	1,689,513
		Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar),
		Sr. Sec’d. Notes, 144A,

		(Original cost $250,000; purchased 8/4/05)
Aa2	250	5.298%, 9/30/20(h)	243,190
		TDIC Finance Ltd. (Cayman Islands),
		Gtd. Notes, 144A,
Aa2	840	6.500%, 7/2/14(b)	866,952

			8,975,863

Packaging 0.3%
		Greif, Inc.,
		Sr. Notes, 144A
Ba2	1,310	7.750%, 8/1/19	1,300,175

Paper 0.9%
		Georgia-Pacific LLC,
		Sr. Unsec’d. Notes,
B2	825	8.125%, 5/15/11	845,625
		Graphic Packaging International, Inc.,
		Gtd. Notes,
B3	340	8.500%, 8/15/11(b)	340,850
		Gtd. Notes, 144A,
B3	625	9.500%, 6/15/17	621,875
		International Paper Co.,
		Sr. Unsec’d. Notes,
Baa3	2,000	7.400%, 6/15/14	2,137,152

			3,945,502

Pipelines & Other 0.5%
		Energy Transfer Partners LP,
		Sr. Unsec’d. Notes,
Baa3	755	7.500%, 7/1/38	867,002
		Plains All American Pipeline LP,
		Sr. Unsec’d. Notes,
Baa3	400	4.250%, 9/1/12	407,502
		Sempra Energy,
		Sr. Unsec’d. Notes,
Baa1	750	6.500%, 6/1/16	823,320

			2,097,824

Railroads 0.3%
		Burlington Northern Santa Fe Corp.,
		Sr. Unsec’d. Notes,
Baa1	850	6.150%, 5/1/37	876,383
		Norfolk Southern Corp.,
		Sr. Unsec’d. Notes,
Baa1	600	5.900%, 6/15/19	643,862

			1,520,245

Real Estate Investment Trusts 0.7%
		Post Apartment Homes LP,
		Sr. Unsec’d. Notes,
Baa3	665	5.450%, 6/1/12	625,201
		Realty Income Corp.,
		Sr. Unsec’d. Notes,
Baa1	600	6.750%, 8/15/19	568,655

		Simon Property Group LP,
		Sr. Unsec’d. Notes
A3	600	10.350%, 4/1/19(b)	717,707
		Sr. Unsec’d. Notes,
A3	1,250	5.300%, 5/30/13	1,246,243

			3,157,806

Retailers 0.5%
		GameStop Holdings Corp.,
		Gtd. Notes,
Ba1	1,000	8.000%, 10/1/12	1,015,000
		Target Corp.,
		Sr. Unsec’d. Notes,
A2	300	6.500%, 10/15/37	317,280
A2	725	7.000%, 1/15/38	815,768

			2,148,048

Technology 1.5%
		Affiliated Computer Services, Inc.,
		Sr. Unsec’d Notes,
Ba2	1,890	4.700%, 6/1/10	1,873,462
		Cisco Systems, Inc.,
		Notes
A1	465	5.900%, 2/15/39(b)	494,116
		First Data Corp.,
		Gtd. Notes,
Caa1	950	9.875%, 9/24/15(b)	801,563
		Fiserv, Inc.,
		Gtd. Notes,
Baa2	500	6.125%, 11/20/12	533,448
		Jabil Circuit, Inc.,
		Sr. Unsec’d. Notes,
Ba1	90	5.875%, 7/15/10	92,475
		Motorola, Inc.,
		Sr. Unsec’d. Notes,
Baa3	31	8.000%, 11/1/11	32,722
		Oracle Corp.,
		Sr. Unsec’d. Notes,
A2	1,000	6.125%, 7/8/39	1,102,183
		Seagate Technology HDD Holdings (Cayman Islands),
		Gtd. Notes,
Ba3	790	6.375%, 10/1/11	778,150
		Sungard Data Systems, Inc.,
		Gtd. Notes,
Caa1	930	10.250%, 8/15/15(b)	953,250

			6,661,369

Telecommunications 2.8%
		American Tower Corp.,
		Sr. Unsec’d. Notes,
Ba1	360	7.125%, 10/15/12	365,400
		AT&T Corp.,
		Gtd. Notes,
A2	1,460	8.000%, 11/15/31	1,812,298
		British Telecommunications PLC (United Kingdom),
		Sr. Unsec’d. Notes,
Baa2	150	9.625%, 12/15/30	184,250
		Cellco Partnership/Verizon Wireless Capital LLC,
		Sr. Unsec’d. Notes, 144A,
A2	615	8.500%, 11/15/18	780,991
		Embarq Corp.,
		Sr. Unsec’d Notes,
Baa3	4,350	7.082%, 6/1/16	4,547,751
		Frontier Communications Corp.,

		Sr. Unsec’d. Notes,
Ba2	600	8.250%, 5/1/14	607,500
		New Cingular Wireless Services, Inc.,
		Gtd. Notes,
A2	505	8.125%, 5/1/12	573,271
		Qwest Corp.,
		Sr. Unsec’d Notes,
Ba1	500	7.625%, 6/15/15	498,750
Ba1	250	7.875%, 9/1/11	255,000
		Sr. Unsec’d. Notes, 144A,
Ba1	700	8.375%, 5/1/16	717,500
		Sprint Capital Corp.,
		Gtd. Notes,
Ba2	725	7.625%, 1/30/11	730,438
		Telecom Italia Capital SA (Luxembourg),
		Gtd. Notes,
Baa2	540	4.875%, 10/1/10	551,215
		Verizon Communications, Inc.,
		Sr. Unsec’d. Notes,
A3	900	6.350%, 4/1/19	1,014,058

			12,638,422

Tobacco 0.7%
		Altria Group, Inc.,
		Gtd. Notes,
Baa1	1,500	9.950%, 11/10/38(b)	1,911,188
		Lorillard Tobacco Co.,
		Sr. Unsec’d. Notes,
Baa2	725	8.125%, 6/23/19	793,231
		Reynolds American, Inc.,
		Gtd. Notes,
Baa3	650	6.750%, 6/15/17	653,624

			3,358,043

		Total corporate bonds	177,073,532

MORTGAGE BACKED SECURITIES 27.0%

		Federal Home Loan Mortgage Corp.,
	5	4.338%, 7/1/30	5,502
	825	4.500%, 2/1/19 - 7/1/19	858,172
	3,407	5.000%, 11/1/18 - 5/1/34	3,550,801
	1,964	5.500%, 10/1/33 - 7/1/34	2,055,770
	3,269	6.000%, 2/1/16 - 12/1/36	3,447,958
	3,000	6.000%, TBA 30 YR	3,143,436
	680	6.500%, 3/1/16 - 11/1/33	730,405
	260	7.000%, 9/1/32	282,974
	37	8.500%, 8/1/24 - 12/1/25	41,949
		Federal National Mortgage Association,
	115	2.610%, 9/1/40	114,830
	79	3.549%, 5/1/36	78,799
	27	3.962%, 9/1/31	27,098
	2,635	4.000%, 5/1/19 - 3/1/20	2,686,580
	8,134	4.500%, 6/1/18 - 9/1/35	8,340,754
	3,000	4.500%, TBA 30 YR	3,017,814
	35	4.519%, 1/1/28	35,304
	13,362	5.000%, 10/1/17 - 5/1/38	13,902,399

	5,000	5.000%, TBA 30 YR	5,115,624
	35,348	5.500%, 3/1/16 - 10/1/35	36,823,836
	722	5.902%, 6/1/37	759,562
	4,114	5.955%, 7/1/37	4,327,471
	13,541	6.000%, 5/1/16 - 6/1/38	14,278,886
	2,897	6.500%, 12/1/17 - 11/1/33	3,125,855
	194	7.000%, 5/1/32 - 6/1/32	212,623
		Government National Mortgage Association,
	17	4.125%, 11/20/29	17,243
	94	5.375%, 5/20/30	96,973
	1,000	5.000%, TBA 30 YR	1,022,812
	3,461	5.500%, 8/15/33 - 1/20/39	3,608,900
	3,000	5.500%, TBA 30 YR	3,120,000
	362	6.000%, 3/15/33 - 5/15/33	383,657
	1,746	6.500%, 9/15/32 - 7/15/38	1,870,550
	5,000	6.500%, TBA 30 YR	5,318,749
	1	8.000%, 8/20/31	1,203
	2	8.500%, 6/15/30	2,080

		Total mortgage backed securities	122,406,569

MUNICIPAL BONDS 1.1%

California 0.8%
		Golden State Tobacco Securitization Corp.,
		Tobacco Settlement Rev.,
		Ser. 2003-A-1
		(Prefunded dates 6/1/08 - 6/1/13)
Aaa	920	6.250%, 6/1/13	1,026,269
		State of California, G.O.,
Baa1	2,050	7.550%, 4/1/39(b)	2,141,266
		University Calif Rev.,
		Ser. O
Aa1	470	5.250%, 5/15/39	479,701

			3,647,236

Georgia 0.1%
		Georgia St. Rd. & Hwy. Auth. Rev.,
Aaa	400	5.000%, 3/1/21	418,516

New Jersey 0.2%
		New Jersey St. Tpk. Auth. Rev.,
		Ser. F,
A3	750	7.414%, 1/1/40	876,398

		Total municipal bonds	4,942,150

RESIDENTIAL MOTGAGE BACKED SECURITIES 2.4%

		ACE Securities Corp.,
		Ser. 2004-OP1, Class M1,
Aa2	387	0.805%, 4/25/34(g)	262,154
		Aegis Asset Backed Securities Trust,
		Ser. 2003-1, Class M1,
Baa3	451	1.860%, 5/25/33(g)	182,782
		Ameriquest Mortgage Securities, Inc.,
		Ser. 2001-2, Class M3,
Baa2	175	3.210%, 10/25/31(g)	98,972
		Amortizing Residential Collateral Trust,
		Ser. 2002-BC7, Class M2,
BB(e)	33	1.635%, 10/25/32(g)	2,591
		Ser. 2002-BC8, Class A3,

Aaa	881	1.285%, 11/25/32(g)	623,716
		Argent Securities, Inc.,
		Ser. 2003-W10, Class M2,
Baa3	482	1.935%, 1/25/34(g)	205,933
		Ser. 2003-W2, Class M4,
Baa1	600	5.910%, 9/25/33(g)	299,433
		Asset Backed Funding Certificates,
		Ser. 2004-OPT1, Class M1,
Aa2	960	0.985%, 8/25/33(g)	606,940
		Asset Backed Securities Corp. Home Equity,
		Ser. 2003-HE3, Class M1,
Aa3	772	1.533%, 6/15/33(g)	471,004
		Bear Stearns Asset Backed Securities Trust,
		Ser. 2002-2 Class A2,
Aaa	286	1.485%, 10/25/32(g)	212,291
		CDC Mortgage Capital Trust,
		Ser. 2002-HE3, Class M2,
Ca	87	3.660%, 3/25/33(g)	6,108
		Centex Home Equity,
		Ser. 2005-C, Class M1,
Aa1	1,000	0.715%, 6/25/35(g)	576,140
		Citicorp Residential Mortgage Securities, Inc.,
		Ser. 2006-2, Class A5,
Aa2	1,000	6.036%, 9/25/36	617,936
		Countrywide Asset-Backed Certificates,
		Ser. 2004-12, Class MV3,
Aa3	650	0.945%, 3/25/35(g)	229,749
		CS First Boston Mortgage Securities Corp.,
		Ser. 2002-HE4, Class M2,
B2	43	2.535%, 8/25/32(g)	4,808
		Equity One ABS, Inc.,
		Ser. 2004-3, Class M1,
Aa2	406	5.700%, 7/25/34	290,369
		FBR Securitization Trust,
		Ser. 2005-2, Class M1,
A1	1,400	0.765%, 9/25/35(g)	812,650
		First Franklin Mortgage Loan Asset Backed Certificates,
		Ser. 2005-FF6, Class M2,
A1	640	0.725%, 5/25/36(g)	38,125
		Ser. 2005-FFH1, Class M2,
Ba3	520	0.805%, 6/25/36(g)	26,534
		Fremont Home Loan Trust,
		Ser. 2003-B, Class M1,
Aa3	197	1.335%, 12/25/33(g)	133,463
		HFC Home Equity Home Loan Asset Backed Certificates,
		Ser. 2004-1, Class A,
Aaa	945	0.639%, 9/20/33(g)	808,158
		Home Equity Asset Trust,
		Ser. 2003-5, Class M1,
Baa1	648	1.335%, 12/25/33(g)	421,473
		HSI Asset Securitization Corp. Trust,
		Ser. 2006-HE2, Class 2A1,
Caa2	75	0.335%, 12/25/36(g)	44,657
		Long Beach Mortgage Loan Trust,
		Ser. 2004-4, Class 1A1,
Aaa	14	0.565%, 10/25/34(g)	8,952

		Merrill Lynch Mortgage Investors Trust,
		Ser. 2004-OPT1, Class A2A
AAA(e)	664	0.645%, 6/25/35(g)	389,393
		Morgan Stanley ABS Capital I,
		Ser. 2003-HE1, Class M1,
Aa2	542	1.485%, 5/25/33(g)	357,300
		New Century Home Equity Loan Trust,
		Ser. 2004-4, Class M1,
Aa1	1,600	0.795%, 2/25/35(g)	925,707
		Residential Asset Mortgage Products, Inc.,
		Ser. 2004-RS12, Class MII2,
Aa3	470	1.085%, 12/25/34(g)	395,935
		Residential Asset Securities Corp.,
		Ser. 2004-KS1, Class AI5,
Aaa	400	5.221%, 2/25/34	248,036
		Ser. 2005-EMX4, Class A3,
Aa1	890	0.625%, 11/25/35(g)	522,198
		Saxon Asset Securities Trust,
		Ser. 2002-2, Class M2,
Baa1	234	2.010%, 8/25/32(g)	82,871
		Ser. 2002-3, Class M1,
Aaa	250	1.410%, 12/25/32(g)	175,900
		Securitized Asset Backed Receivable LLC Trust,
		Ser. 2006-FR1, Class M1,
Caa1	900	0.685%, 11/25/35(g)	44,236
		Structured Asset Investment Loan Trust,
		Ser. 2003-BC8, Class 3A3,
Aaa	647	1.185%, 8/25/33(g)	446,922
		Structured Asset Securities Corp.,
		Ser. 2002-HF2, Class M3,
BBB(e)	346	3.285%, 7/25/32(e)(g)	131,210

		Total residential mortgage backed securities	10,704,646

STRUCTURED NOTES 0.9%

		Dow Jones CDX High Yield, Pass-Thru Certs.,
		Ser. 5-T3, 144A,
Caa3	1,542	8.250%, 12/29/10	1,578,277
		Ser. 6-T1, 144A,
Caa3	2,306	8.625%, 6/29/11	2,377,547

		Total structured notes	3,955,824

U.S. GOVERNMENT TREASURY SECURITIES 2.9%

		United States Treasury Bonds,
	2,707	3.500%, 2/15/39	2,339,444
	5,090	4.250%, 5/15/39	5,037,521
		United States Treasury Notes,
	60	2.625%, 6/30/14	60,319
	1,470	3.250%, 7/31/16	1,479,188
	3,715	4.000%, 8/15/18(a)(b)	3,865,053
		United States Treasury Strip Principal,
	800	7.180%, 8/15/29(a)(i)	325,214

		Total U.S. government treasury securities	13,106,739

		Total long-term investments (cost $443,203,729)	440,184,841

Shares
SHORT-TERM INVESTMENTS 13.7%
AFFILIATED MUTUAL FUNDS
2,810,440	Dryden Core Investment Fund - Short Term Bond Series (cost $27,894,970)(d)	22,736,461
39,134,887	Dryden Core Investment Fund - Taxable Money Market Series (cost $39,134,887; includes $28,268,810 of cash collateral received for securities on loan)(c)(d)	39,134,887

	Total affiliated mutual funds (cost $67,029,857)	61,871,348

	Total Investments, Before Security Sold Short 110.9% (cost $510,233,586)	502,056,189

Principal Amount (000)#
SECURITY SOLD SHORT (1.8%)
MORTGAGE BACKED SECURITY
	Federal National Mortgage Association,
$8,000	5.50%, TBA 30 YR (proceeds $8,236,875)	(8,287,504)

	Total Investments, Net of Security Sold Short 109.1% (cost $501,996,711)(k)(l)(m)	493,768,685
Liabilities in excess of other assets (9.1%)		(41,229,932)

Net Assets 100.0%		$452,538,753

The following abbreviations are used in portfolio descriptions:

AUD— Australian Dollar

BRL—Brazilian Real

EMTN—Euro Medium Term Note

EUR—Euro

GBP—British Pound

G.O.—General Obligation

HUF—Hungarian Forint

MTN— Medium Term Note

NOK—Norwegian Krone

NR—Not rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

PIK—Payment-In-Kind

PLN—Polish Zloty

TBA—To Be Announced Security

144A— Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of July 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or portion of security segregated as collateral for financial futures contracts.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $27,801,373; cash collateral of $28,268,810 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Short Term Bond Series and Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Standard & Poor’s rating.
(f)	Indicates securities that have been deemed illiquid.
(g)	Variable rate instrument.
(h)	Indicates a restricted security; the aggregate cost of such securities is $5,120,903. The aggregate value of $4,709,903 is approximately 1.0% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(j)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(k)	As of July 31, 2009, 3 securities valued at $643,930 and representing 0.1% of the net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(l)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$510,472,364	$19,148,041	$(27,564,216)	$(8,416,175)

(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures, foreign currency contracts and swaps as follows:

Open futures contracts outstanding at July 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2009	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
8	Euro Bond	Sept. 2009	$1,360,173	$1,391,542	$31,369
33	U.S. Treasury 10 Yr. Note	Sept. 2009	3,844,229	3,870,281	26,052
246	U.S. Long Bond	Sept. 2009	28,588,022	29,274,000	685,978

					$743,399

	Short Positions:
47	U.S. Treasury 5 Yr. Note	Sept. 2009	5,409,938	5,422,992	(13,054)
26	U.S. Treasury 2 Yr. Note	Sept. 2009	5,624,530	5,631,031	(6,501)

					$(19,555)

					$723,844

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.

Forward Foreign currency exchange contracts outstanding at July 31, 2009:

Foreign Currency Contracts	Counterparty		Contracts to Deliver	Payable at Settlement Date	Value at July 31, 2009	Unrealized Appreciation/ (Depreciation)(1)
Purchased:
Canadian Dollar
expiring 8/18/09	Deutsche Bank AG	CAD	341,152	$304,152	$316,706	$12,554
Euro
expiring 8/25/09	UBS AG	EUR	115,277	162,958	164,313	1,355
expiring 8/25/09	Deutsche Bank AG	EUR	156,191	222,300	222,631	331
expiring 8/25/09	Citibank	EUR	28,050	39,754	39,982	228
Pound Sterling
expiring 8/25/09	Deutsche Bank AG	GBP	188,290	307,663	314,512	6,849
Norwegian Krone
expiring 8/24/09	Morgan Stanley	NOK	2,633,035	410,851	429,297	18,446
New Zealand Dollar
expiring 8/21/09	Deutsche Bank AG	NZD	346,306	222,923	228,994	6,071
Polish Zloty
expiring 8/24/09	Deutsche Bank AG	PLN	518,980	169,000	178,104	9,104
Swedish Krona
expiring 8/24/09	Morgan Stanley	SEK	3,143,915	400,748	435,737	34,989

						$89,927

Sold:
Australian Dollar
expiring 8/21/09	UBS AG	AUD	502,252	$402,213	$419,345	$(17,132)
Euro
expiring 8/25/09	Deutsche Bank AG	EUR	155,611	221,300	221,804	(504)
expiring 8/25/09	UBS AG	EUR	157,898	221,600	225,064	(3,464)
Hungarian Forint
expiring 8/24/09	UBS AG	HUF	152,717,748	775,280	813,498	(38,218)
Polish Zloty
expiring 8/24/09	UBS AG	PLN	2,512,762	816,258	862,330	(46,072)

						(105,390)

						$(15,463)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2009.

Interest rate swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(c)
Deutsche Bank AG(a)	7/21/2012	$12,425	4.345%	3 month LIBOR	$(79,872)	$—	$(79,872)
Citibank N.A.(b)	7/31/2039	5,270	4.351%	3 month LIBOR	(150,695)	—	(150,695)

					$(230,567)	$—	$(230,567)

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at July 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on Corporate Issues - Buy Protections(1):

Goldman Sachs International	3/20/2014		$1,250	0.700%	Duke Energy Corp.	$(17,587)	$—	$(17,587)
					5.65%, due 6/15/13
Goldman Sachs International	3/20/2014	EUR	2,000	5.300%	International Paper Co.	(323,755)	—	(323,755)
					5.300%, due 4/1/15
Goldman Sachs International	3/20/2014		1,250	6.600%	Simon Property Group LP	(243,973)	—	(243,973)
					5.250%, due 12/1/16
Goldman Sachs International	12/20/2011		1,140	1.000%	Lennar Corp.	49,829	49,774	55
					6.500%, due 4/15/16
JPMorgan Chase Bank	6/20/2016		1,250	1.500%	Embarq Corp.	(71,153)	—	(71,153)
					7.082%, due 6/1/16
JPMorgan Chase Bank	6/20/2014		1,450	5.000%	SLM Corp.	263,028	270,667	(7,639)
					5.128%, due 8/27/12
Merrill Lynch Capital Services, Inc.	9/20/2016		2,425	1.730%	Tyson Foods, Inc.,	(14,111)	—	(14,111)
					7.850%, due 4/1/16
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR	1,300	1.650%	Itraxx Euro	(45,901)	(38,887)	(7,014)
					zero coupon, due 6/20/13
Deutsche Bank AG	3/20/2018		1,300	3.700%	American International Group	433,661	—	433,661
					6.250%, due 5/1/36
Deutsche Bank AG	3/20/2014		380	7.050%	Starwood Hotels & Resorts Holdings, Inc.	(60,144)	—	(60,144)
					7.875%, due 5/1/12
Deutsche Bank AG	12/20/2012		1,650	1.000%	Block Financial LLC	(22,721)	(21,444)	(1,277)
					5.125%, due 10/30/14
Deutsche Bank AG	6/20/2014		2,400	1.000%	Donnelly & Sons Co.	185,632	188,617	(2,985)
					4.950%, due 4/01/14
Barclays Bank PLC	3/20/2014		1,000	5.000%	Cooper Tire & Rubber Co.	7,866	213,488	(205,622)
					7.625%, due 3/15/27
Citibank, NA	6/20/2014		1,700	1.000%	CBS Corp.	83,158	127,865	(44,707)
					4.625%, due 5/15/18
Citibank, NA	6/20/2014		2,000	0.700%	United Parcel Service, Inc.	(38,469)	—	(38,469)
					8.375%, due 4/1/30

						$185,360	$790,080	$(604,720)

Counterparty	Termination Date	Implied Credit Spread at July 30, 2009(3)	Notional Amount (000)#(4)	Fixed rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on Corporate Issues - Sell Protections(2):

Deutsche Bank AG	3/20/2010	2.047%	$1,000	5.00%	ArcelorMittal	$24,614	$(70,278)	$94,892

					6.125%, due 6/1/18

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$19,097,114	$91,247
Bank Loans	—	11,500,287	—
Collateralized Mortgage Backed Securities	—	7,306,976	—
Commercial Mortgage Backed Securities	—	69,999,757	—
Corporate Bonds	—	177,073,532	—
Municipal Bonds	—	4,942,150	—
Residential Mortgage Backed Securities	—	10,151,963	552,683
Mortgage Backed Securities - Long	—	122,406,569	—
Structured Notes	—	3,955,824	—
U.S. Government Treasury Securities	—	13,106,739	—
Affiliated Mutual Funds	61,871,348	—	—
Mortgage Backed Securities - Short	—	(8,287,504)	—

	61,871,348	431,253,407	643,930
Other Financial Instruments*	723,844	(755,858)	—

Total	$62,595,192	$430,497,549	$643,930

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Residential Mortgage Backed Securities	Other Financial Instruments (OFI)
Balance as of 10/31/08	$212,690	$—	$3,638,558
Realized gain (loss)	511	(357)	—	*
Change in unrealized appreciation (depreciation)	1,887	(150,346)	(3,638,558)
Net purchases (sales)	(123,841)	(91,433)	—
Transfers in and/or out of Level 3	—	794,819	—

Balance as of 7/31/09	$91,247	$552,683	$—

*	The realized gain/loss earned during the period for other financial instruments was $3,316,394.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Short Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series (the “Portfolios”) of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 23, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 23, 2009

*	Print the name and title of each signing officer under his or her signature.